Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2019
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
Principles of Consolidation
— The consolidated financial statements include the accounts for the Parent Company and all of its wholly-owned subsidiaries after elimination of intercompany transactions, profits, and balances.

Revenue from Contract with Customer [Policy Text Block]
Revenue Recognition
— Revenue recognition is completed primarily at a point in time basis when product control is transferred to the customer.  In general, control transfers to the customer when the product is shipped or delivered to the customer based upon applicable shipping terms, as the customer can direct the use and obtain substantially all of the remaining benefits from the asset at this point in time.  See Note
4,
Revenue Recognition, for further discussion of the policy.

Trade promotions are an important component of the sales and marketing of the Company’s branded products, and are critical to the support of the business. Trade promotion costs, which are recorded as a reduction of sales, include amounts paid to retailers for shelf space, to obtain favorable display positions and to offer temporary price reductions for the sale of our products to consumers. Accruals for trade promotions are recorded primarily at the time of sale to the retailer based on expected levels of performance. Settlement of these liabilities typically occurs in subsequent periods primarily through an authorized process for deductions taken by a retailer from amounts otherwise due to the Company. As a result, the ultimate cost of a trade promotion program is dependent on the relative success of the events and the actions and level of deductions taken by retailers. Final determination of the permissible deductions may
take extended periods of time.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentration of Credit Risk
— Financial instruments that potentially subject the Company to credit risk consist of trade receivables and interest-bearing investments. Wholesale and retail food distributors comprise a significant portion of the trade receivables; collateral is generally not
required. A relatively limited number of customers account for a large percentage of the Company’s total sales. Green Giant sales to B & G Foods represented
6%,
and
11%
of net sales in each of
2019
and
2018,
respectively. The top
ten
customers, including B & G Foods, represented approximately
47%,
and
45%
of net sales for
2019
and
2018,
respectively. The Company closely monitors the credit risk associated with its customers. The Company places substantially all of its interest-bearing investments with financial institutions and monitors credit exposure. Cash and short-term investments in certain accounts exceed the federal insured limit; however, the Company has not
experienced any losses in such accounts.

Cash and Cash Equivalents, Policy [Policy Text Block]	Cash Equivalents — The Company considers all highly liquid instruments purchased with an original maturity of three months or less as cash equivalents.
Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value of Financial Instruments
—
The carrying values of cash and cash equivalents (Level
1
), accounts receivable, short-term debt (Level
2
) and accounts payable approximate fair value because of the immediate or short-term maturity of these financial instruments. See Note
11,
Fair Value of Financial Instruments, for a discussion of the fair value of long-term debt.

The
three
-tier value hierarchy is utilized to prioritize the inputs used in measuring fair value. The hierarchy gives the highest priority to quoted prices in active markets (Level
1
) and the lowest priority to unobserved inputs (Level
3
). The
three
levels are defined as follows:

●	Level 1 - Quoted prices for identical instruments in active markets.

●
Level
2
- Quoted prices for similar instruments; quoted prices for identical or similar instruments in markets that are not
active; and model-derived valuations in which all significant inputs or significant value-drivers are observable.

●	Level 3 - Model-derived valuations in which one or more inputs or value-drivers are both significant to the fair value measurement and unobservable.

Deferred Charges, Policy [Policy Text Block]
Deferred Financing Costs
— Deferred financing costs incurred in obtaining debt are amortized on a straight-line basis over the term of the debt, which is not
materially different than using the effective interest rate method. As of
March 31, 2019,
there were
$0.5
million of unamortized financing cost included in other current assets and
$0.1
million of unamortized financing costs included as a contra to long-term debt and current portion of long-term debt on the Consolidated Balance Sheets.

Inventory, Policy [Policy Text Block]	Inventories — Substantially all inventories are stated at the lower of cost; determined under the last-in, first -out (“LIFO”) method; or market.
Income Tax, Policy [Policy Text Block]
Inc
ome Taxes
— The provision for income taxes includes federal and state income taxes currently payable and those deferred because of temporary differences between the financial statement and tax basis of assets and liabilities and tax credit carryforwards. The Company uses the flow-through method to account for its investment tax credits.

The Company evaluates the likelihood of realization of its net deferred income tax assets by assessing its valuation allowance and by adjusting the amount of such allowance, if necessary. The factors used to assess the likelihood of realization are the Company’s forecast of future taxable income, the projected reversal of temporary differences and available tax planning strategies that could be implemented to realize the net deferred income tax assets.

Current rules on the accounting for uncertainty on income taxes prescribe a minimum recognition threshold for a tax position taken or expected to be taken in a tax return that is required to be met before being recognized in the financial statements. Those rules also provide guidance on derecognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Company recognizes interest and penalties accrued on unrecognized tax benefits as well as interest received from favorable settlements within income tax expense.

Assets Held for Sale, Policy [Policy Text Block]
Assets Held for Sale—
The Company classifies property and equipment as held for sale when certain criteria are met.  At such time, the properties, including significant assets that are expected to be transferred as part of a sale transaction, are presented separately on the consolidated balance sheet at the lower of carrying value or estimated fair value less costs to sell and depreciation is no
longer recognized. Assets classified as held for sale included buildings, land and equipment.

Discontinued Operations, Policy [Policy Text Block]
Discontinued Operations
— Discontinued operations comprise those activities that have been disposed of during the period or that have been classified as held for sale at the end of the period, and represent a separate major line of business or geographical area that can be clearly distinguished for operational and financial reporting purposes. In fiscal
2019,
the Company sold its Modesto fruit operations and began reporting the results of operations, cash flows and the balance sheet amounts pertaining to this as a component of discontinued operations in the consolidated financial statements.

Unless otherwise indicated, information in the notes to the consolidated financial statements relates to continuing operations.

Advertising Cost [Policy Text Block]	Advertising Costs — Advertising costs are expensed as incurred. Advertising costs charged to continuing operations were $2.1 million and $2.4 million in 2019 and 2018, respectively.
Receivable [Policy Text Block]
Accounts Receivable and Doubtful Accounts
— Accounts receivable is stated at invoice value, which is net of any off invoice promotions.  A provision for doubtful accounts is recorded based upon an assessment of credit risk within the accounts receivable portfolio, experience of delinquencies (accounts over
15
 days past due) and charge-offs (accounts removed from accounts receivable for expectation of non-payment), and current market conditions. Management believes these provisions are adequate based upon the relevant information presently available.

Earnings Per Share, Policy [Policy Text Block]
Earnings (Loss) per Common Share
— The Company has
three
series of convertible preferred stock, which are deemed to be participating securities that are entitled to participate in any dividend on Class A common stock as if the preferred stock had been converted into common stock immediately prior to the record date for such dividend. Basic earnings per share for common stock is calculated using the “two-class” method by dividing the earnings attributable to common stockholders by the weighted average of common shares outstanding during the period. Restricted stock is included in all earnings (loss) per share calculations.

Diluted earnings per share is calculated by dividing earnings attributable to common stockholders by the sum of the weighted average common shares outstanding plus the dilutive effect of convertible preferred stock using the “if-converted” method, which treats the contingently-issuable shares of convertible preferred stock as common stock.

Years ended March 31,	2019	2018
Continuing Operations	(In thousands, except per share amounts)
Basic
Continuing operations (loss) earnings	$(36,483)	$10,049
Deduct preferred stock dividends	23	23
Undistributed (loss) earnings	(36,506)	10,026
(Loss) earnings attributable to participating preferred shareholders	(143)	48
(Loss) earnings attributable to common shareholders	$(36,363)	$9,978
Weighted average common shares outstanding	9,652	9,769
Basic (loss) earnings from continuing operations per common share	$(3.77)	$1.02
Diluted
(Loss) earnings attributable to common shareholders	$(36,363)	$9,978
Add dividends on convertible preferred stock	-	20
(Loss) earnings attributable to common stock on a diluted basis	$(36,363)	$9,998
Weighted average common shares outstanding-basic	9,652	9,769
Additional shares to be issued related to the equity compensation plan	-	3
Additional shares to be issued under full conversion of preferred stock	-	67
Total shares for diluted	9,652	9,839
Diluted (loss) earnings from continuing operations per share	$(3.77)	$1.02

Years ended March 31,	2019	2018
Discontinued Operations	(In thousands, except per share amounts)
Basic
Discontinued operations earnings (loss)	$42,230	$(18,529)
Deduct preferred stock dividends	23	23
Undistributed earnings (loss)	42,207	(18,552)
Earnings (loss) attributable to participating preferred shareholders	166	(88)
Earnings (loss) attributable to common shareholders	$42,041	$(18,464)
Weighted average common shares outstanding	9,652	9,769
Basic earnings (loss) from discontinued operations per common share	$4.36	$(1.89)
Diluted
Earnings (loss) attributable to common shareholders	$42,041	$(18,464)
Add dividends on convertible preferred stock	20	-
Earnings (loss) attributable to common stock on a diluted basis	$42,061	$(18,464)
Weighted average common shares outstanding-basic	9,652	9,769
Additional shares to be issued related to the equity compensation plan	3	-
Additional shares to be issued under full conversion of preferred stock	67	-
Total shares for diluted	9,722	9,769
Diluted earnings (loss) from discontinued operations per share	$4.33	$(1.89)

Note: For fiscal
2019
addbacks for equity compensation and additional shares that were anti-dilutive were excluded from diluted earnings per share from continuing operations calculations.

Depreciation, Depletion, and Amortization [Policy Text Block]
Depreciation and Valuation
— Property, plant, and equipment are stated at cost. Interest incurred during the construction of major projects is capitalized. For financial reporting, the Company provides for depreciation on the straight-line method at rates based upon the estimated useful lives of the various assets. Depreciation was
$29.5
 million and
$29.0
 million, in
2019,
and
2018,
respectively. The estimated useful lives are as follows: buildings and improvements —
30
 years; machinery and equipment —
10
-
15
 years; computer software —
3
-
5
 years; vehicles —
3
-
7
 years; and land improvements —
10
-
20
 years.

The Company assesses its long-lived assets for impairment whenever there is an indicator of impairment. Impairment losses are evaluated if the estimated undiscounted cash flows from using the assets are less than carrying value. A loss is recognized when the carrying value of an asset exceeds its fair value. Appraisals were used to help determine fair value. There was a
$7.8
million impairment loss recorded in
2019
related to a Northwest plant. There were
no
significant impairment losses in
2018.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates in the Preparation of Financial Statements
— The preparation of financial statements in conformity with accounting principles generally accepted in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the related revenues and expenses during the reporting period. Actual amounts could differ from those estimates.

New Accounting Pronouncements, Policy [Policy Text Block]
Recently Issued Accounting Standards
— In
February 2016,
the FASB issued ASU
2016
-
02,
“Leases.” ASU
2016
-
02
establishes a right-of-use (“ROU”) model that requires a lessee to record a ROU asset and a lease liability on the balance sheet for all leases with terms longer than
12
months. In
July 2018,
the FASB issued ASU
No.
2018
-
11,
"Targeted Improvements - Leases (Topic
842
)." This update provides an optional transition method that allows entities to elect to apply the standard retrospectively at the beginning of the period of adoption, versus recasting the prior periods presented. If elected, an entity would recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. This guidance is effective for annual periods beginning after
December 15, 2018.
We currently expect to adopt ASU
2016
-
02
as of
April 1, 2019,
using the optional transition method provided by ASU
2018
-
11.
  Our evaluation of ASU
2016
-
02
is ongoing and
not
complete. Our estimated date of completion of FASB ASC
842
technical assessment of applying the new standard to the Company’s lease contracts is between
Q4
of fiscal year
2019
and
Q1
of fiscal year
2020.
The estimated date of revised Internal Control over of Financial Reporting (ICFR) is
Q1
 of fiscal year
2020.
The estimated date of draft footnote disclosures is
Q1
of Fiscal Year
2020.
 The Company believes that the new standard will have a material impact on its consolidated balance sheet due to the recognition of ROU assets and liabilities for the Company’s operating leases but it will not
have a material impact on its statement of operations or liquidity. We expect our accounting for capital leases to remain substantially unchanged. The ASU also will require disclosures to help investors and other financial statement users to better understand the amount, timing and uncertainty of cash flows arising from leases. These disclosures include qualitative and quantitative requirements, providing additional information about the amounts recorded in the financial statements. Our leasing activity is primarily related to buildings and equipment.

In
May 2014,
the FASB issued Accounting Standards Update
2014
-
09,
Revenue from Contracts with customers, now commonly referred to as Accounting Standards Codification Topic
606
(“ASC
606”
). The FASB issued ASC
606
to clarify the principles for recognizing revenue and to develop a common revenue standard for U.S. GAAP. The standard outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes the most current revenue recognition guidance. ASC
606
requires the recognition of revenue when control of performance obligations as stipulated in the contracts, is transferred to a customer for an amount that reflects the consideration the entity expects to receive in exchange for promised goods and services. The Company adopted ASC
606
as of
April 1, 2018,
utilizing the full retrospective method of transition, which requires a restatement of each prior reporting period presented. In adopting ASC
606,
the Company used the practical expedient where the transaction price allocated to the remaining performance obligations before the date of the initial application is not
disclosed. The Company implemented new policies, processes and systems to enable both the preparation of financial information and internal controls over financial reporting in connection with its adoption of ASC
606.
The primary impact of adopting ASC
606
on the Company’s
2019
and
2018
revenue was to report the product sales to B&G as bill and hold sales, but deferring a small portion of the sale for future case and labeling services along with storage services. See Note
4
to the Consolidated Financial Statements for more information.

In
March 2017,
the FASB issued ASU
2017
-
07,
“Compensation – Retirement Benefits (Topic
715
): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost.”  ASU
2017
-
07
requires that the service cost component of net periodic benefit costs from defined benefit and other postretirement benefit plans be included in the same statement of earnings captions as other compensation costs arising from services rendered by the covered employees during the period.  The other components of net benefit cost will be presented in the statement of earnings separately from service costs.  ASU
2017
-
07
is effective for fiscal years beginning after
December 31, 2017 (
fiscal year
2019
for the Company).  Following adoption, only service costs will be eligible for capitalization into manufactured inventories, which should reduce diversity in practice.  The amendments of ASU
2017
-
07
should be applied retrospectively for the presentation of the service cost component and the other components of net periodic benefit costs from defined benefit and other postretirement benefit plans in the statement of earnings and prospectively, on and after the effective date, for the capitalization of the service cost component into manufactured inventories.  The Company adopted the new guidance in first
quarter of fiscal year
2019,
and the changes to earnings before income taxes were immaterial in the year of adoption.

In
February 2018,
the FASB issued ASU
No.
2018
-
02,
Income Statement – Reporting Comprehensive Income (Topic
220
): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income.
This amendment is intended to allow a reclassification from accumulated other comprehensive loss to retained earnings for stranded tax effects resulting only from the
December 2017
enacted United States Tax Cuts and Jobs Act (TCJA) and is
not
intended to impact underlying accounting guidance that requires that the effect of a change in tax laws or tax rates be included in income from operations. This update is effective for fiscal years beginning after
December 31, 2018
with earlier adoption permitted. The Company has early adopted this update in its fourth
quarter ended
March 31, 2018
resulting in a
$2.4
million reclassification from accumulated other comprehensive loss and a corresponding
$2.4
million increase to retained earnings. This reclassification from accumulated other comprehensive loss relates to the deferred income tax stranded tax effects resulting from the change in the U.S. federal corporate income tax rate under the TCJA.  The pension and post-retirement benefits adjustment is the Company’s only component of accumulated other comprehensive loss.

Reclassification, Policy [Policy Text Block]	Reclassifications — Certain previously reported amounts have been reclassified to conform to the current period classification.